Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 6,962,492	$ 29,549,018	$ 22,832,706
Accounts receivable, net of allowance of $9,023,768 as of June 30, 2026 and December 31, 2025, respectively	6,621,357	9,874,468	23,107,027
Inventory	4,711,775	2,877,160	1,824,001
Short-term loan receivable			1,250,000
Prepaid expenses and other assets	2,485,430	2,102,803	2,874,317
Total current assets	20,781,054	44,403,449	51,888,051
Long-Term Assets
Property and equipment, net	4,419,563	3,970,513	1,504,577
Construction-in-process	505,307	961,032	190,422
Right-of-use asset, net	220,551	327,267	271,214
Intangible assets, net	21,359,186	119,765	224,137
Goodwill	1,532,635	244,635	244,635
Deferred tax assets			3,994,890
Total assets	48,818,296	50,026,661	58,317,926
Current Liabilities
Accounts payable and accrued expenses	9,457,957	4,441,419	5,936,553
License fees payable	434,775	729,975	2,359,575
Income tax payable		31,512	3,498,045
Accrued interest	11,333	2,227,500	1,962,983
Operating lease liabilities	222,471	225,768	106,723
Notes payable	1,000,000	3,000,000	3,957,744
Contingent consideration payable	10,000,000
Other current liabilities	75,808	127,406	144,144
Total current liabilities	21,202,344	10,783,580	17,965,767
Long-Term Liabilities
Operating lease liabilities, less current portion	1,355	105,262	180,235
Notes payable, less current portion			150,000
Total long-term liabilities	1,355	105,262	330,235
Total liabilities	21,203,699	10,888,842	18,296,002
Commitments and contingencies (Note 13)
Stockholders' Equity
Common stock, $0.001 par value; authorized 975,000,000 shares; issued and outstanding 17,839,467 and 16,825,716 shares as of June 30, 2026 and December 31, 2025, respectively.	17,841	16,827	16,662
Additional paid-in capital	66,605,483	60,338,654	54,642,012
Treasury stock, 18,000 shares at cost	(43,346)	(43,346)	(43,346)
Accumulated deficit	(38,965,381)	(21,174,316)	(14,593,404)
Total stockholders' equity	27,614,597	39,137,819	40,021,924
Total liabilities and stockholders' equity	48,818,296	50,026,661	58,317,926
Series A-1 Convertible Preferred Shares
Stockholders' Equity
Preferred Stock Value
Series B-1 Convertible Preferred Shares
Stockholders' Equity
Preferred Stock Value